Fair Value of Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value of Warrant Liabilities [Abstract]
Schedule of the fair value hierarchy for those assets and liabilities measured
	Level 1	Level 2	Level 3	Total
Asset:
Marketable securities held in Trust Account	$23,632,158	$—	$—	$23,632,158
Total Asset	$23,632,158	$—	$—	$23,632,158
Liability:
Warrant Liability	$—	$—	$16,375	$16,375
Total Liability	$—	$—	$16,375	$16,375

	Level 1	Level 2	Level 3	Total
Asset:
Marketable securities held in Trust Account	$58,078,580	$—	$—	$58,078,580
Total Asset	$58,078,580	$—	$—	$58,078,580
Liability:
Warrant Liability	$—	$—	$52,151	$52,151
Total Liability	$—	$—	$52,151	$52,151

Schedule of valuation inputs fair value
	April 12,	December 31,	December 31,
Inputs	2021	2021	2022
Exercise price	$11.50	$11.50	$11.50
Stock price	$8.07	$9.99	$7.60
Volatility	24.4%	7.1%	38.9%
Expected term of the warrants	5.69	5.35	0.53
Risk-free rate	1.03	1.29%	4.76%
Dividend yield	—	—	—

Schedule of the fair value of the warrant liability
Warrant
Liability
Fair value as of December 31, 2021	$52,151
Change in fair value of warrant liability	(35,776)
Fair value as of December 31, 2022	$16,375

Warrant
Liability
Fair value as of January 8, 2021 (inception)	$—
Initial fair value of warrant liability upon issuance at IPO	126,435
Initial fair value of warrant liability upon the exercise of over-allotment option	10,536
Change in fair value of warrant liability	(84,820)
Fair value as of December 31, 2021	$52,151